Note 2 - Summary of Significant Accounting Policies - Warrant Assumptions (Details) - Public Warrants [Member] - Archimedes Tech SPAC Partners II Co [Member]	Mar. 31, 2026 $ / shares	Feb. 12, 2025 $ / shares	Feb. 12, 2025	Feb. 12, 2025 Y
Calculated value per warrant (in dollars per share)	$ 0.15	$ 0.15
Measurement Input, Share Price [Member]
Warrants, assumption			9.93
Measurement Input, Exercise Price [Member]
Warrants, assumption			11.5
Measurement Input, Expected Term [Member]
Warrants, assumption			6.5	6.5
Measurement Input, Risk Free Interest Rate [Member]
Warrants, assumption			4.49
Measurement Input, Price Volatility [Member]
Warrants, assumption			3
Probability of De-SPAC and Market Adjustment [Member]
Warrants, assumption			11